Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 - Related Party Transactions

In September 2024, the Company began using IS Bookkeeping & Payroll, which is a division of Impact Solve, LLC (dba Impact Solutions) (“Impact Solutions”), an accounting and chief financial officer service firm. The Company’s Chief Financial Officer works in a part-time capacity for the Company through Impact Solutions. For the three month periods ended June 30, 2026 and June 30, 2025, Impact Solutions and IS Bookkeeping & Payroll provided services to the Company totaling $50,349 and $27,121, respectively. For the six month periods ended June 30, 2026 and June 30, 2025, Impact Solutions and IS Bookkeeping & Payroll provided services to the Company totaling $94,920 and $63,097, respectively. As of June 30, 2026, the Company had a $115 payable to Impact Solutions for reimbursement of expenses incurred on the Company’s behalf.

Note 11 - Related Party Transactions

In September 2024 the Company began using IS Bookkeeping & Payroll which is a division of Impact Solve, LLC (dba Impact Solutions) an accounting and chief financial officer service firm. As described below in note 11, the Company’s Chief Financial Officer works in a part-time capacity for the Company through Impact Solutions. In 2025 and 2024, IS Bookkeeping & Payroll provided human resources and payroll processing services to the Company totaling $31,635 and $18,693, respectively.

In October 2025, the Company conducted a private placement offering in which the Company sold 70,822 shares of common stock and warrants exercisable for 141,644 shares of common stock to Anthony DiGiandomenico at a combined price of $7.06 per share and two warrants.